SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of Financial Instruments Whose Contract Amounts Represent Credit Risk	Financial instruments whose contract amounts represent credit risk are as follows:

	June 30, 2018	June 30, 2017

Maximum guarantee issued	$47,929,839	$67,314,661

Schedule of allowance on financial guarantee	Dongsheng Guarantee performs periodic and systematic detailed reviews to identify credit risks and to assess the overall collectability, and may adjust its estimates on allowance when new circumstances arise.

	For the years ended June 30,
	2018	2017	2016

Allowance on financial guarantee at the beginning of year	$673,147	$3,079,684	$1,261,868
Reversal of general allowance	(258,439)	(126,211)	(355,313)
Specific allowance (reversal)	2,240,512	(3,082,616)	3,263,312
Write-down against allowance	-	-	(932,375)
Reversal - recoveries by cash	-	880,747	-
Effect of foreign currency translation	(17,984)	(78,457)	(157,808)
Allowance on financial guarantee at the end of year	$2,637,236	$673,147	$3,079,684

Schedule of Adjustments Resulting from the Foreign Currency Translations	Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in stockholders’ equity.

	June 30, 2018	June 30, 2017
Balance sheet items, except for equity accounts	6.6191	6.7774

	For the years ended June 30,
	2018	2017	2016
Items in the statements of income and comprehensive income, and statements of cash flows	6.5052	6.8124	6.4352